BALANCE SHEET COMPONENTS - Schedule of Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued payroll and related benefits	$ 403,574	$ 754,904	$ 636,009
Accrued legal, accounting and professional fees	2,500,983	838,865	548,569
Accrued transaction costs related to the reverse recapitalization	503,600	503,600	651,818
Accrued taxes payable	196,842	89,346	108,516
Accrued interest	625,599	337,913	175,288
Other	212,581	225,677	191,918
Total accrued expenses	$ 4,443,179	$ 2,750,305	$ 2,312,118